BUSINESS ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
SCHEDULE OF BUSINESS ACQUISITION ASSETS ACQUIRED, AND LIABILITIES ASSUMED

The following table summarizes the purchase price allocation for TNM, and the amounts of the assets acquired, and liabilities assumed which were based on their estimated fair values at the acquisition date:

Cash	$7,644
Accounts receivable, net	1,252,601
Advances to suppliers	75,971
Other receivables and other current assets, net	2,345,332
Long-term investments	1,386,191
Property and equipment	1,550,113
Right of use assets	74,812
Accounts payable	(339,198)
Advances from customers	(10,943)
Accrued payroll and benefits	(32,840)
Amount due to related parties	(619,571)
Other payables and accrued expenses	(87,373)
Lease liabilities	(153,938)
Total net assets acquired	5,448,801
Bargain purchase gain	(12,345)
Total purchase price	$5,436,456

SCHEDULE OF BUSINESS ACQUISITION PRO-FORMA

	December 31, 2021 (Unaudited)	December 31, 2020 (Unaudited)
Revenue	$25,266,911	$13,678,873
Net (loss)	(10,529,374)	(20,093,374)
Net (loss) attributable to TAOP	(10,529,374)	(19,456,941)

Weighted Average Number of Shares:
Basic and Diluted	13,494,454	8,586,977

(Loss) per share – Basic and Diluted	(0.78)	(2.34)
(Loss) per share attributable to TAOP - Basic and Diluted	$(0.78)	$(2.27)